Contingent liabilities (Details) $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Contingent liabilities
Bank payment guarantees for rehabilitation	$ 24,730	$ 36,891	$ 25,101	$ 36,891	$ 36,903	$ 36,913